                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: _______
   This Amendment (Check only one): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Independent Order of Foresters
Address:          789 Don Mills Road
                  Toronto, Ontario
                  Canada
                  M3C 1T9

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Katharine Rounthwaite
Title:    SVP, General Counsel, Chief Compliance Officer and Executive Secretary
Phone:    416-467-2579

Signature, Place, and Date of Signing:

/s/ Katharine Rounthwaite    Toronto, Ontario, Canada          February 13, 2012
-------------------------

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                3

Form 13F Information Table Entry Total:         101

Form 13F Information Table Value Total: $    99,496
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

First Investors Management Company Inc.
Cramer Rosenthal McGlynn, LLC
Jarislowsky, Fraser Limited

                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------  --------  -------- ---------------- ---------- -------- -------------------
                                TITLE OF              VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS       CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE   SHARED NONE
------------------------------ ----------  --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
Ishares Iboxx Investment       Exchange    464287242   24,161 212,500 SH       SOLE                212,500      0    0
Grade Corporate Bond Fund      Traded Fund
Acadia Realty Trust            REIT        004239109      108   5,345 SH       SOLE                  5,345      0    0
Agree Realty Corp              REIT        008492100      578  23,800 SH       SOLE                 23,800      0    0
Alexander's Inc                REIT        014752109      435   1,176 SH       SOLE                  1,176      0    0
Alexandria Real Estate Equity  REIT        015271109      424   6,150 SH       SOLE                  6,150      0    0
American Assets Trust Inc      REIT        024013104      144   7,000 SH       SOLE                  7,000      0    0
American Campus Communities    REIT        024835100      389   9,287 SH       SOLE                  9,287      0    0
Annaly Capital Management Inc  REIT        035710409       80   5,000 SH       SOLE                  5,000      0    0
Apartments Investment          REIT        03748R101      944  41,262 SH       SOLE                 41,262      0    0
Ashford Hospitality Trust      REIT        044103109       57   7,100 SH       SOLE                  7,100      0    0
Avalonbay Communities Inc      REIT        053484101    2,145  16,428 SH       SOLE                 16,428      0    0
Biomed Realty Trust Inc        REIT        09063H107      537  29,700 SH       SOLE                 29,700      0    0
Boston Properties Inc          REIT        101121101    3,213  32,259 SH       SOLE                 32,259      0    0
Brandywine Realty Trust        REIT        105368203      538  56,592 SH       SOLE                 56,592      0    0
BRE Properties Inc             REIT        05564E106      575  11,400 SH       SOLE                 11,400      0    0
Camden Property Trust          REIT        133131102      989  15,902 SH       SOLE                 15,902      0    0
CapLease Inc                   REIT        140288101      263  65,190 SH       SOLE                 65,190      0    0
CBL & Associates Properties    REIT        124830100    1,127  71,762 SH       SOLE                 71,762      0    0
Cedar Shopping Centers Inc     REIT        150602209       34   7,800 SH       SOLE                  7,800      0    0
Cogdell Spencer Inc            REIT        19238U107       61  14,473 SH       SOLE                 14,473      0    0
Colonial Properties Trust      REIT        195872106      232  11,098 SH       SOLE                 11,098      0    0
Commonwealth Reit              REIT        203233101      388  23,299 SH       SOLE                 23,299      0    0
Corporate Office Properties    REIT        22002T108      204   9,588 SH       SOLE                  9,588      0    0
Cousins Properties Inc         REIT        222795106       72  11,191 SH       SOLE                 11,191      0    0
Cubesmart                      REIT        229663109      224  21,100 SH       SOLE                 21,100      0    0
DCT Industrial Trust Inc       REIT        233153105      236  46,100 SH       SOLE                 46,100      0    0
Ddr Corp                       REIT        23317H102      596  48,964 SH       SOLE                 48,964      0    0
Diamondrock Hospitality Co     REIT        252784301       98  10,179 SH       SOLE                 10,179      0    0
Digital Realty Trust  Inc      REIT        253868103    1,153  17,300 SH       SOLE                 17,300      0    0
Douglas Emmett Inc             REIT        25960P109      372  20,400 SH       SOLE                 20,400      0    0
Duke Realty Corp               REIT        264411505      691  57,315 SH       SOLE                 57,315      0    0
DuPont Fabros Technology Inc   REIT        26613Q106      145   6,000 SH       SOLE                  6,000      0    0
EastGroup Properties Inc       REIT        277276101      230   5,300 SH       SOLE                  5,300      0    0
Education Realty Trust  Inc    REIT        28140H104      121  11,800 SH       SOLE                 11,800      0    0
Equity Lifestyle Properties    REIT        29472R108      677  10,153 SH       SOLE                 10,153      0    0
Equity One Inc                 REIT        294752100      106   6,270 SH       SOLE                  6,270      0    0
Equity Residential Props Trust REIT        29476L107    3,654  64,076 SH       SOLE                 64,076      0    0
Essex Property Trust Inc       REIT        297178105      291   2,070 SH       SOLE                  2,070      0    0
Excel Trust Inc                REIT        30068C109      125  10,400 SH       SOLE                 10,400      0    0
Extra Space Storage Inc        REIT        30225T102      337  13,900 SH       SOLE                 13,900      0    0
Federal Realty Invs Trust      REIT        313747206      817   9,007 SH       SOLE                  9,007      0    0
Felcor Lodging Trust Inc       REIT        31430F101       32  10,500 SH       SOLE                 10,500      0    0
First Industrial Realty Tr     REIT        32054K103      122  11,900 SH       SOLE                 11,900      0    0
First Potomac Realty Trust     REIT        33610F109      134  10,300 SH       SOLE                 10,300      0    0
Franlklin Street Properties    REIT        35471R106      218  21,914 SH       SOLE                 21,914      0    0
General Growth Properties      REIT        370023103      312  20,797 SH       SOLE                 20,797      0    0
Glimcher Realty Trust          REIT        379302102        2     200 SH       SOLE                    200      0    0
Government Properties Income   REIT        38376A103      469  20,800 SH       SOLE                 20,800      0    0
HCP Inc                        REIT        40414L109    3,084  74,450 SH       SOLE                 74,450      0    0
Health Care Reit Inc           REIT        42217K106    1,399  25,653 SH       SOLE                 25,653      0    0
Healthcare Realty Trust Inc    REIT        421946104      221  11,900 SH       SOLE                 11,900      0    0
Hersha Hospitality Trust       REIT        427825104      122  25,000 SH       SOLE                 25,000      0    0
Highwood Properties Inc        REIT        431284108      356  12,000 SH       SOLE                 12,000      0    0
Home Properties Inc            REIT        437306103      861  14,960 SH       SOLE                 14,960      0    0
Hospitality Properties Trust   REIT        44106M102    1,225  53,334 SH       SOLE                 53,334      0    0
Host Hotels & Resorts Inc      REIT        44107P104    1,906 129,148 SH       SOLE                129,148      0    0
Inland Real Estate Corp        REIT        457461200      370  48,600 SH       SOLE                 48,600      0    0
ISTAR FINANCIAL INC            REIT        45031U101        1     216 SH       SOLE                    216      0    0
Kilroy Realty Corp             REIT        49427F108       87   2,280 SH       SOLE                  2,280      0    0
Kimco Realty Corp              REIT        49446R109    1,381  85,109 SH       SOLE                 85,109      0    0
Kite Realty Group Trust        REIT        49803T102       53  11,700 SH       SOLE                 11,700      0    0
LaSalle Hotel Properties       REIT        517942108      409  16,900 SH       SOLE                 16,900      0    0
Lexington Realty Trust         REIT        529043101    1,327 177,120 SH       SOLE                177,120      0    0
Liberty Property Trust         REIT        531172104      869  28,150 SH       SOLE                 28,150      0    0
LTC Properties Inc             REIT        502175102      391  12,656 SH       SOLE                 12,656      0    0
Mack-Cali Realty Corporation   REIT        554489104      777  29,100 SH       SOLE                 29,100      0    0
Medical Properties Trust Inc   REIT        58463J304      341  34,500 SH       SOLE                 34,500      0    0
Mid-America Apartment Comm Inc REIT        59522J103      613   9,800 SH       SOLE                  9,800      0    0
Mission West Properties Inc    REIT        605203108      259  28,800 SH       SOLE                 28,800      0    0
Monmouth REIT Class A          REIT        609720107      110  12,000 SH       SOLE                 12,000      0    0
National Retail Properties     REIT        637417106      280  10,600 SH       SOLE                 10,600      0    0
Natl Health Investors Inc      REIT        63633D104       40     900 SH       SOLE                    900      0    0
Omega Healthcare Investors     REIT        681936100      797  41,200 SH       SOLE                 41,200      0    0
One Liberty Properties Inc     REIT        682406103    1,673 101,649 SH       SOLE                101,649      0    0
Parkway Properties Inc         REIT        70159Q104       60   6,103 SH       SOLE                  6,103      0    0
Penn Real Estate Invest Trust  REIT        709102107      197  18,924 SH       SOLE                 18,924      0    0
Piedmont Office Realty Trust   REIT        720190206      836  49,044 SH       SOLE                 49,044      0    0
Post Properties Inc            REIT        737464107      226   5,170 SH       SOLE                  5,170      0    0
Prologis Inc                   REIT        74340W103    1,464  51,223 SH       SOLE                 51,223      0    0
PS Business Parks Inc CA       REIT        69360J107      566  10,208 SH       SOLE                 10,208      0    0
Public Storage Inc             REIT        74460D109    3,796  28,230 SH       SOLE                 28,230      0    0
Ramco Gerhenson Properties     REIT        751452202      211  21,450 SH       SOLE                 21,450      0    0
Regency Centers Corp           REIT        758849103      769  20,471 SH       SOLE                 20,471      0    0
Sabra Health Care Reit Inc     REIT        78573L106      709  58,700 SH       SOLE                 58,700      0    0
Saul Centers Inc               REIT        804395101      142   4,000 SH       SOLE                  4,000      0    0
Senior Housing Prop Trust      REIT        81721M109      999  44,500 SH       SOLE                 44,500      0    0
Simon Property Group Inc       REIT        828806109    9,303  72,146 SH       SOLE                 72,146      0    0
SL Green                       REIT        78440X101      961  14,421 SH       SOLE                 14,421      0    0
Sovran Self Storage Inc        REIT        84610H108      460  10,770 SH       SOLE                 10,770      0    0
Sun Communities Inc            REIT        866674104       38   1,050 SH       SOLE                  1,050      0    0
Sunstone Hotel Investors Inc   REIT        867892101      104  12,828 SH       SOLE                 12,828      0    0
Tanger Factory Outlet Centers  REIT        875465106      434  14,820 SH       SOLE                 14,820      0    0
Taubman Centers Inc            REIT        876664103      530   8,543 SH       SOLE                  8,543      0    0
The Macerich Co                REIT        554382101      625  12,343 SH       SOLE                 12,343      0    0
UDR  Inc                       REIT        902653104      677  26,988 SH       SOLE                 26,988      0    0
Universal Health Realty Income REIT        91359E105       51   1,300 SH       SOLE                  1,300      0    0
Ventas Inc                     REIT        92276F100    3,623  65,715 SH       SOLE                 65,715      0    0
Vornado Realty Trust           REIT        929042109    4,082  53,115 SH       SOLE                 53,115      0    0
Washington Real Estate Inv     REIT        939653101      369  13,500 SH       SOLE                 13,500      0    0
Weingarten Realty Invst        REIT        948741103      436  19,998 SH       SOLE                 19,998      0    0
Winthrop Realty Trust          REIT        976391300       16   1,601 SH       SOLE                  1,601      0    0